FINANCIAL EXPENSE, NET	12 Months Ended
Dec. 31, 2014
FINANCIAL EXPENSE, NET [Abstract]
FINANCIAL EXPENSE, NET
NOTE 13:-	FINANCIAL EXPENSE, NET

	Year ended
	December 31,
	2014	2013	2012
Financial income:
Interest	$(19)	$(1)	$(2)
Revaluation of liabilities presented at fair value	(187)	-	-
Hedging	-	(21)	(53)

	(206)	(22)	(55)
Financial expenses:
Interest and bank charges	124	45	124
Hedging	201	-	-
Exchange rate differences, net	92	146	94
Revaluation of liabilities presented at fair value	-	363	705
Convertible debt inducement expenses	-	-	108
Accretion of contingent payment obligations	682	95	265

	1,099	649	1,296

	$893	$627	$1,241